CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET(Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Amortization	$ (8,100)	$ (6,300)	$ 9,100
Amortization of Intangible Assets	$ 12,050	$ 3,803	$ 2,300